Shareholder Report, Average Annual Return (Details) 74200026500_Franklin Growth Allocation Fund_Class C_TSR Annual {Class C}		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Average Annual Return, Percent		15.90%	8.18%	8.91%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		16.90%	8.18%	8.91%
MSCI All Country World Index-NR_ [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index-NR
Average Annual Return, Percent		22.34%	11.19%	11.72%
Linked Franklin Growth Allocation Fund Benchmark-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Linked Franklin Growth Allocation Fund Benchmark-NR†
Average Annual Return, Percent	[1]	19.52%	8.54%	9.73%
Bloomberg Multiverse Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Multiverse Index
Average Annual Return, Percent		8.42%	(1.87%)	1.50%

[1]
†	The Linked Franklin Growth Allocation Fund Benchmark-NR is comprised of 56% S&P 500 Index, 24% MSCI EAFE Index-NR, 15% Bloomberg U.S. Aggregate Index and 5% Payden & Rygel 90 Day U.S. T-Bill Index from 1/1/2001 to 12/31/2012; 56% S&P 500 Index, 24% MSCI EAFE Index-NR and 20% Bloomberg U.S. Aggregate Index from 1/1/2013 to 12/31/14; and 80% MSCI ACWI-NR and 20% Bloomberg Multiverse Index thereafter.